Business segment information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Segment Information Details 2
United States, Amount	$ 21,271	$ 25,203	$ 23,804
United States, Percent	73.00%	81.00%	78.00%
Germany, Amount	$ 6,210	$ 4,688	$ 5,121
Germany, Percent	22.00%	15.00%	17.00%
Total Amount	$ 27,481	$ 29,861	$ 28,925